SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2022
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS
8.	SHORT-TERM BORROWINGS

Short-term borrowings were RMB 259,658 and RMB 178,990 as of December 31, 2021 and 2022, respectively, all of which consisted of borrowings from financial institutions and are repayable within one year. As of December 31, 2022, the Group had an undrawn balance of RMB 351,010 under the credit facilities agreement. All of these borrowings were unsecured and accrue interest at an average annual interest rate of 4.35% and 4.23% for the years ended December 31, 2021 and 2022, respectively.

In September 2019, 1 Pharmacy Technology entered into a credit agreement with China Merchant Bank (CMB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. In October 2020, November 2021 and December 2022, 1 Pharmacy Technology renewed the credit agreement that allowed 1 Pharmacy Technology to borrow up to RMB 300,000 for working capital purposes for another one year. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.30%. The borrowings were guaranteed by Yihao Pharmacy. During the years ended December 31, 2021 and 2022, RMB 331,837 and RMB 728,153 were drawn on above credit facility and RMB 232,179 and RMB 808,821 were repaid, with the balance of RMB 199,658 and RMB 118,990 outstanding as of December 31, 2021 and 2022, respectively. The interest rate range for the borrowings in 2021 and 2022 were from 3.95% to 4.55 % per annum.

In June 2020, 1 Pharmacy Technology entered into a credit agreement with Industrial Bank (IB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China minus 0.35%. In June 2021, the credit agreement was renewed and allows 1 Pharmacy Technology to borrow up to RMB 200,000 for working capital purpose in seven months. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.78%. In November 2022, the credit agreement was renewed and allows 1 Pharmacy Technology to borrow up to RMB 200,000 for working capital purpose in seven months. Any draw down on the credit facility will be charged with annual interest 4.5%. The borrowings in the years ended December 31, 2021 and 2022 were guaranteed by Yihao Pharmacy. During the years ended December 31, 2021 and 2022, RMB3,000 and RMB30,000 were drawn on this credit facility, RMB9,850 and RMB30,000 were repaid in 2021 and 2022, with the balance of RMB30,000 and RMB30,000 outstanding as of December 31, 2021and 2022, respectively.

1 Pharmacy Technology obtained loan of RMB40,000 from Shanghai Pudong Technology Financial Service Co., Ltd. with annual interest rate of 8.5% in May 2020. The borrowing was guaranteed by Yihao Pharmacy. 1 Pharmacy Technology repaid RMB40,000 in 2021 with no balance outstanding as of December 31, 2021 and 2022. 1 Pharmacy Technology also borrowed RMB10,000 from China Construction Bank (CCB) in 2020 and paid back in 2021. The loan agreement with CCB includes covenants that Debt to Asset Ratio of 1 Pharmacy Technology should be no more than 70%, and the Liquidity Ratio should be no less than 1.0. 1 Pharmacy Technology was in compliance with the covenants as of payment due date in 2021.

8.	SHORT-TERM BORROWINGS (Continued)

The Group entered into a revolving credit facility with China Zheshang Bank (CZB) that allows the Group to borrow up to RMB 500,000 for working capital purpose since December 2018 and renewed in December 2020 which will expire in two years. In December 2022, the credit facility was renewed and allow Group to borrow up to RMB 500,000 for another two years. Cash deposits or notes receivable are required to be pledged for any draw down of borrowings and notes payables from CZB. No loan with China Zheshang Bank (CZB) was entered in 2021 and 2022.

The Group also obtained loans from several other financial institutions. During the years ended December 31, 2021 and 2022, RMB45,000 and RMB30,000 were borrowed, RMB84,400 and RMB30,000 were repaid, with the balance of RMB30,000 and RMB30,000 outstanding as of December 31, 2021 and 2022, respectively. The interest rate range for the borrowings in was from 4.15% to 4.60% per annum in 2021 and 4.00 % per annum in 2022.